Summary of Significant Accounting Policies - Additional Information (Detail) - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021
Disclosure of summary of significant accounting policies [line items]
Convertible Senior Notes	€ 434,400
Derivative Liabilities	€ 132,731	€ 0